Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2013			2012
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships	$43,966	$(38,110)	$5,856	$45,812	$(37,914)	$7,898
Noncompete agreements	4,594	(4,343)	251	7,094	(6,310)	784
Total finite-lived intangible assets	48,560	(42,453)	6,107	52,906	(44,224)	8,682
Indefinite-lived intangible assets:
Renewable investment advisory contracts	68,595	N/A	68,595	68,455	N/A	68,455
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	70,495	N/A	70,495	70,355	N/A	70,355
Goodwill	658,743	N/A	658,743	648,820	N/A	648,820
Total identifiable intangible assets and goodwill	$777,798	$(42,453)	$735,345	$772,081	$(44,224)	$727,857

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions
2014	$2.0
2015	$1.4
2016	$1.0
2017	$0.6
2018	$0.6